United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2012

Date of Reporting Period: 08/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
August 31, 2012
Share Class	Ticker
Institutional	FGCIX
Service*	FGCSX
*formerly, Institutional Service Shares
Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2011 through August 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended August 31, 2012, was 4.49% for the Institutional Shares and 4.23% for the Service Shares. The total return of the Barclays Intermediate Government/Credit Index (BIGCI),1 a broad-based securities market index, was 4.04% over the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BIGCI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BIGCI were: (a) movement among the various sectors and quality spectrums of the bond market such as corporate bonds and commercial mortgage-backed securities (CMBS); (b) the overall interest rate sensitivity2 of the portfolio (as measured by the effective duration);3 (c) the selection of securities with different maturities (expressed by a “yield curve” showing the relative yield of similar securities with different maturities); and (d) selection of individual securities.
For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, the U.S. economy experienced uneven and sluggish growth at a pace significantly below what had been seen in past economic recoveries. The Federal Reserve continued to make every effort to keep in place a stimulative monetary policy through the initiation of “Operation Twist.” Despite investors' renewed worries about the European debt crisis over the summer, lower interest rates sparked a scramble by investors for yield from riskier/lower credit quality spread bonds such as high yield. This resulted in positive excess returns over the past 12-months in the spread sectors of the bond market such as corporate bonds (investment-grade & noninvestment-grade bonds), CMBS and emerging market bonds.
Interest rates, particularly at the longer end of the yield curve, continued to fall over the past 12-months, thus causing the yield curve to flatten. Ten-year Treasury yields fell nearly 70 basis points over the past year on a late flight to quality.
Annual Shareholder Report

SECTOR AND QUALITY MANAGEMENT
At the end of the reporting period, corporate bonds totaled 27.6% of the portfolio, while “AAA”-rated CMBS totaled 3.6% and residential mortgage-backed securities (RMBS) (through exposure to the Federated Mortgage Core Portfolio) totaled 16.2%.4 We reduced significantly the overweights to corporate bonds and CMBS during August 2012. For most of the 12-month reporting period, the Fund's overweight to corporate securities, RMBS and CMBS added to Fund performance by adding additional yield to the portfolio, relative to the BIGCI. The Fund's performance was also helped by reduced volatility in the mortgage market. An overweight to lower quality, “A”-rated and “BBB”-rated corporate credits also helped performance significantly.5 At the end of the reporting period, Treasuries, agencies and cash equivalents composed 47% of the portfolio, an increase from 35.8% of the portfolio on June 30, 2012.
INTEREST RATE AND YIELD CURVE MANAGEMENT
Active management of the portfolio's overall interest rate sensitivity (portfolio effective duration) was a moderate detractor from performance. Over the reporting period, relative to the BIGCI, the Fund had, on average, a lesser interest rate sensitivity than the benchmark (as measured by effective duration) during a period of falling interest rates.
Active management of the portfolio's yield curve exposure moderately improved Fund performance over the 12-month reporting period. Relative to the BIGCI, the Fund had an overweight to mostly intermediate maturity securities, particularly in the 5 to 7 year part of the yield curve, where bond prices increased by a relatively larger amount compared to the benchmark, which added to performance.
The use of Treasury note and bond futures contracts contributed negatively over the reporting period in executing the Fund's strategies in interest rate sensitivity and yield curve exposure management.
SECURITY SELECTION
Overall security selection detracted moderately from performance. Security selection in the investment-grade corporate mortgage area was poor. Exposure to U.S. Treasury Inflation-Protected Securities (TIPS) helped security selection along with the selection of CMBS, which helped offset some of the other negatives of security selection. The following corporate positions detracted from Fund performance relative to the benchmark: Telefonica, ArcelorMittal, BMC Software, Bio-Rad Labs and First Energy Solutions. There were some corporate bonds that performed positively including: AIG/ILFC, GE Capital Corp., Corp De Fomento, Rock-Tenn Corp and Enel.
Annual Shareholder Report

1	Barclays Capital changed the name of the BIGCI Index from “Barclays Capital Intermediate Government/Credit Index” to “Barclays Intermediate Government /Credit Index.” The BIGCI is a market weighted performance benchmark for corporate fixed-rate debt issues with maturities between one and ten years. The index is unmanaged, and it is not possible to invest directly in an index.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
3	Duration is a measure of a security's price sensitivity to change in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter duration.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser believes are of comparable quality. The rating agencies that provide the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality and credit ratings of “BBB” are considered to be good credit quality and the lowest category of investment grade securities. Credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds, and credit ratings of “CCC” or below have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Intermediate Government/Corporate Fund (the “Fund”) from September 2, 2005 (start of performance) to August 31, 2012, compared to the Barclays Intermediate Government/Credit Index (BIGCI).2
Average Annual Total Returns for the Periods Ended 8/31/2012
Share Class	1 Year	5 Years	Start of Performance*
IS	4.49%	6.45%	5.68%
SS	4.23%	6.19%	5.42%
*	The Fund's Institutional Shares and Service Shares start of performance date was September 2, 2005.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT–INSTITUTIONAL SHARES
GROWTH OF A $10,000 INVESTMENT–service SHARES
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BIGCI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	Barclays Capital changed the name of the BIGCI Index from “Barclays Capital Intermediate Government/Credit Index” to “Barclays Intermediate Government/Credit Index.” The BIGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The BIGCI is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
U.S. Treasury Securities	38.4%
Corporate Debt Securities	27.6%
Collateralized Mortgage Obligations	19.7%
Government Agencies	6.6%
Asset-Backed Securities	5.2%
Adjustable Rate Mortgage	0.2%
Municipal Bond	0.1%
Derivative Contracts[3]	(1.2)%
Cash Equivalents[4]	5.2%
Other Assets and Liabilities—Net[5]	(1.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2012
Principal Amount or Shares			Value
		Corporate Bonds—27.6%
		Basic Industry - Chemicals—0.5%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,338,851
8,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	8,129
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	285,157
20,000		Praxair, Inc., 4.625%, 3/30/2015	22,011
50,000		RPM International, Inc., 6.50%, 2/15/2018	58,022
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	116,402
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	41,463
		TOTAL	1,870,035
		Basic Industry - Metals & Mining—1.1%
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	812,367
250,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	285,461
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	155,047
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	203,024
210,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	215,186
50,000		ArcelorMittal, Sr. Unsecd. Note, 4.75%, 2/25/2017	49,055
300,000		ArcelorMittal, Sr. Unsecd. Note, 5.50%, 8/5/2020	289,369
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	64,112
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	62,276
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	52,921
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,548,019
		TOTAL	3,736,837
		Basic Industry - Paper—0.1%
200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	247,057
		Capital Goods - Aerospace & Defense—0.3%
550,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	627,000
250,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	285,000
100,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	111,188
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	26,654
		TOTAL	1,049,842
		Capital Goods - Building Materials—0.3%
500,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	541,232
125,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	142,935
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Building Materials—continued
$200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$238,418
		TOTAL	922,585
		Capital Goods - Construction Machinery—0.0%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	27,082
		Capital Goods - Diversified Manufacturing—0.1%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,808
10,000		Emerson Electric Co., 4.875%, 10/15/2019	12,059
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	265,825
10,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	10,245
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	61,672
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	33,400
		TOTAL	401,009
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	59,383
50,000		Waste Management, Inc., 7.375%, 3/11/2019	64,471
		TOTAL	123,854
		Capital Goods - Packaging—0.3%
1,000,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.90%, 3/1/2022	1,088,749
		Communications - Media & Cable—0.1%
100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	121,138
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	54,546
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	50,223
		TOTAL	225,907
		Communications - Media Noncable—0.3%
500,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	521,829
290,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	362,445
		TOTAL	884,274
		Communications - Telecom Wireless—0.2%
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	83,763
50,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	54,780
475,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	484,764
100,000		Vodafone Group PLC, Sr. Unsecd. Note, 1.625%, 3/20/2017	102,059
		TOTAL	725,366
		Communications - Telecom Wirelines—0.7%
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	65,423
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	23,227
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Telecom Wirelines—continued
$95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	$119,286
680,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	627,300
200,000		Telefonica Emisiones Sau, Sr. Unsecd. Note, 3.729%, 4/27/2015	195,000
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	29,435
1,125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,407,292
		TOTAL	2,466,963
		Consumer Cyclical - Automotive—0.7%
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	262,738
210,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	212,848
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	502,464
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	107,073
1,000,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,033,924
200,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note—Sr. Note, Series 144A, 1.224%, 3/21/2014	200,694
		TOTAL	2,319,741
		Consumer Cyclical - Entertainment—0.3%
100,000		Time Warner, Inc., Company Guarantee, 4.75%, 3/29/2021	114,936
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	157,389
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	263,662
200,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	209,623
55,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	59,820
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	113,635
		TOTAL	919,065
		Consumer Cyclical - Lodging—0.4%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,208,890
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	77,251
		TOTAL	1,286,141
		Consumer Cyclical - Retailers—0.2%
260,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	276,827
250,000		Home Depot, Inc., 5.40%, 3/1/2016	290,321
		TOTAL	567,148
		Consumer Non - Cyclical - Food/Beverage—0.5%
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	47,882
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	324,989
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non - Cyclical - Food/Beverage—continued
$20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	$20,228
360,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	438,609
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	25,486
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	159,977
110,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	118,028
200,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	209,210
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,408
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	482,125
		TOTAL	1,836,942
		Consumer Non - Cyclical - Health Care—2.0%
1,375,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,468,950
1,000,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,198,328
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,564,669
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,263,602
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	145,699
1,100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	1,313,445
		TOTAL	6,954,693
		Consumer Non - Cyclical - Pharmaceuticals—0.3%
765,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	802,763
150,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	172,038
		TOTAL	974,801
		Consumer Non-Cyclical - Supermarkets—0.1%
25,000		Kroger Co., 5.00%, 4/15/2013	25,620
150,000		Kroger Co., 7.50%, 1/15/2014	163,692
100,000		Kroger Co., Company Guarantee, 6.15%, 1/15/2020	121,777
100,000		Kroger Co., Note, 6.80%, 12/15/2018	122,815
		TOTAL	433,904
		Consumer Non-Cyclical - Tobacco—0.0%
45,000		Altria Group, Inc., 9.25%, 8/6/2019	64,260
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	61,198
		TOTAL	125,458
		Energy - Independent—0.8%
1,000,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,075,388
70,000		Devon Energy Corp., 6.30%, 1/15/2019	86,809
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	161,250
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Independent—continued
$1,100,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	$1,317,250
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	110,485
		TOTAL	2,751,182
		Energy - Integrated—1.3%
150,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	160,562
100,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	117,617
1,450,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	1,544,486
1,250,000		Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	1,318,731
100,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	124,997
100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	102,917
90,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	91,839
1,000,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	1,091,930
		TOTAL	4,553,079
		Energy - Oil Field Services—0.6%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	299,664
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,068,199
665,000		Weatherford International Ltd., 6.00%, 3/15/2018	760,124
140,000		Weatherford International Ltd., Sr. Unsecd. Note, 4.50%, 4/15/2022	144,008
		TOTAL	2,271,995
		Energy - Refining—0.6%
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	345,555
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	122,624
1,200,000		Valero Energy Corp., 9.375%, 3/15/2019	1,608,239
		TOTAL	2,076,418
		Financial Institution - Banking—4.4%
25,000		American Express Co., 4.875%, 7/15/2013	25,909
100,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	105,638
125,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	169,647
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	96,432
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	50,037
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	26,498
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	54,584
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	611,747
1,000,000		Capital One Bank, Sub., 8.80%, 7/15/2019	1,300,855
60,000		Capital One Capital IV, 6.745%, 2/17/2037	60,600
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$25,000		Capital One Capital V, 10.25%, 8/15/2039	$25,875
325,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	358,976
150,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	161,133
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	56,041
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	107,858
50,000		Citigroup, Inc., Sr. Unsecd. Note, 5.875%, 1/30/2042	59,030
100,000		City National Corp., Note, 5.25%, 9/15/2020	107,952
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	266,471
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,244,494
2,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	2,403,224
2,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,449,421
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	122,275
1,500,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,608,702
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,210,523
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	292,005
1,795,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,898,460
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	404,388
250,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	270,534
		TOTAL	15,549,309
		Financial Institution - Brokerage—1.5%
700,000		BlackRock, Inc., Sr. Unsecd. Note, 1.375%, 6/1/2015	713,394
1,000,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,039,572
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	16,143
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	23,770
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,090
730,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	775,678
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	536,495
1,150,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,447,322
665,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	739,623
		TOTAL	5,303,087
		Financial Institution - Finance Noncaptive—1.4%
2,250,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	2,365,166
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	343,905
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	106,088
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	572,294
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$50,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.35%, 10/17/2016	$53,826
1,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,363,133
		TOTAL	4,804,412
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	92,581
		Financial Institution - Insurance - Life—1.9%
150,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	154,029
1,150,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,369,696
400,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	451,896
1,500,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,944,548
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	59,687
150,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	152,076
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	187,822
50,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	51,394
2,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	2,350,846
		TOTAL	6,721,994
		Financial Institution - Insurance - P&C—0.5%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	27,998
100,000		Berkshire Hathaway, Inc., Floating Rate Note - Sr. Note, Series FRN, 1.1345%, 8/15/2014	101,216
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	425,602
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	61,926
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,596
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	786,451
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	78,967
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	82,718
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	28,386
		TOTAL	1,625,860
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - REITs—1.3%
$250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	$264,005
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,136,162
1,150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	1,211,687
115,000		Liberty Property LP, 6.625%, 10/1/2017	135,306
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	108,596
50,000		Simon Property Group LP, 6.75%, 5/15/2014	54,103
1,650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	1,816,739
		TOTAL	4,726,598
		Sovereign—0.2%
150,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	195,415
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	519,597
		TOTAL	715,012
		Technology—0.8%
800,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	816,972
200,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	218,117
115,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	142,213
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,365,015
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	27,769
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	51,630
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	56,043
		TOTAL	2,677,759
		Transportation - Railroads—0.0%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	27,272
		Transportation - Services—0.5%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	47,902
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	154,791
500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	507,756
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	155,397
1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,060,088
		TOTAL	1,925,934
		Utility - Electric—3.0%
125,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	153,114
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	23,363
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	$1,372,710
1,145,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	1,212,549
2,750,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,798,972
1,890,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	2,106,885
24,799	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	27,112
610,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	736,418
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	12,022
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	476,708
100,000		Pacific Gas & Electric Co., Sr. Unsecd. Note, 8.25%, 10/15/2018	138,141
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,167,455
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	317,530
25,000		Union Electric Co., 6.00%, 4/1/2018	30,087
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	35,386
		TOTAL	10,608,452
		Utility - Natural Gas Distributor—0.2%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	133,932
250,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	271,996
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	105,865
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	26,836
		TOTAL	538,629
		Utility - Natural Gas Pipelines—0.1%
50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	51,213
100,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	106,964
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	45,997
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	22,405
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	59,479
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	25,032
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	62,269
		TOTAL	373,359
		TOTAL CORPORATE BONDS (IDENTIFIED COST $93,297,283)	96,530,385
		Asset-Backed Securities—5.2%
300,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.989%, 1/15/2015	301,326
4,250,000		Ally Master Owner Trust 2011-1 A1, Class A1, 1.109%, 1/15/2016	4,283,529
Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
$295,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.389%, 9/15/2014	$295,282
4,000,000	[1,2]	Citibank Omni Master Trust 2009-A14, Class A14, 2.989%, 8/15/2018	4,189,199
300,000		Ford Credit Floorplan Master Owner Trust 2011-1, Class A2, 0.839%, 2/15/2016	300,676
500,000		Ford Credit FloorPlan Master Owner, Class A, 0.709%, 1/15/2016	501,991
4,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.727%, 6/20/2017	4,003,539
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class A, 1.386%, 10/25/2016	4,028,783
57,255		Nissan Auto Lease Trust 2011-A, Class A2B, 0.419%, 1/15/2014	57,650
300,000	[1,2]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.389%, 1/15/2015	301,178
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,272,648)	18,263,153
		Collateralized Mortgage Obligations—3.8%
		Commercial Mortgage—3.6%
1,420,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	1,484,059
2,525,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	2,606,317
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	425,705
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	186,189
2,000,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	2,112,621
2,735,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.736%, 5/10/2045	2,885,957
1,500,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.110%, 12/12/2049	1,648,122
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	465,779
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	213,229
177,399	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	191,297
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	338,658
		TOTAL	12,557,933
		Government Agency—0.2%
703,669		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.8395%, 12/15/2037	710,092
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,869,810)	13,268,025
Annual Shareholder Report

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—6.6%
		Federal Home Loan Mortgage Corporation—5.5%
$10,000,000		Federal Home Loan Mortgage Corp., Unsecd. Deb., 0.500%, 4/17/2015	$10,044,514
9,000,000		Federal Home Loan Mortgage Corp., Unsecd. Deb., 1.250%, 5/12/2017	9,216,210
		TOTAL	19,260,724
		Federal National Mortgage Association—1.1%
2,200,000		Federal National Mortgage Association, Note, 2.750%, 2/5/2014	2,278,415
1,500,000		Federal National Mortgage Association, 1.250%, 9/28/2016	1,539,675
		TOTAL	3,818,090
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $22,820,221)	23,078,814
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
500,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $500,000)	517,245
		U.S. Treasury—38.4%
4,091,412		U.S. Treasury Inflation-Protected Note, Series A-2021, 1.125%, 1/15/2021	4,786,370
10,139,400		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	10,966,395
5,400,000		United States Treasury Bond, 3.000%, 5/15/2042	5,782,134
2,500,000		United States Treasury Note, 0.250%, 2/15/2015	2,500,947
17,900,000		United States Treasury Note, 0.375%, 3/15/2015	17,960,153
550,000		United States Treasury Note, 0.500%, 7/31/2017	547,854
27,200,000		United States Treasury Note, 0.875%, 12/31/2016	27,649,496
12,000,000		United States Treasury Note, 0.875%, 7/31/2019	11,912,088
15,000,000		United States Treasury Note, 1.000%, 3/31/2017	15,319,029
3,300,000		United States Treasury Note, 1.250%, 9/30/2015	3,394,798
3,750,000	[3]	United States Treasury Note, 1.500%, 7/31/2016	3,906,885
15,000,000		United States Treasury Note, 1.75%, 5/31/2016	15,753,633
8,500,000		United States Treasury Note, 1.750%, 5/15/2022	8,678,939
4,500,000		United States Treasury Note, 3.500%, 5/15/2020	5,292,555
		TOTAL U.S. TREASURY (IDENTIFIED COST $132,658,789)	134,451,276
Annual Shareholder Report

Principal Amount or Shares			Value
		MUTUAL FUNDS—18.1%[4]
$5,481,858		Federated Mortgage Core Portfolio	$56,243,867
7,034,584	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	7,034,584
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $63,053,790)	63,278,451
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $343,472,541)[6]	349,387,349
		OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	672,095
		TOTAL NET ASSETS—100%	$350,059,444
At August 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[8]United States Treasury Notes, 5-Year Long Futures	175	$21,816,211	December 2012	$121,286
[8]United States Treasury Bond, 30 Year Short Futures	195	$29,524,219	December 2012	$(587,215)
[8]United States Treasury Bond, Ultra Long Short Futures	42	$7,098,000	December 2012	$(183,517)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(649,446)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $26,923,003, which represented 7.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2012, these liquid restricted securities amounted to $26,923,003, which represented 7.7% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated holdings.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $343,474,499.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds*	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$96,530,385	$—	$96,530,385
Asset-Backed Securities	—	18,263,153	—	18,263,153
Collateralized Mortgage Obligations	—	13,268,025	—	13,268,025
Government Agencies	—	23,078,814	—	23,078,814
Municipal Bond	—	517,245	—	517,245
U. S. Treasury	—	134,451,276	—	134,451,276
Mutual Funds	63,278,451	—	—	63,278,451
TOTAL SECURITIES	$63,278,451	$286,108,898	$—	$349,387,349
OTHER FINANCIAL INSTRUMENTS**	$(649,446)	$—	$—	$(649,446)
*	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FRN	—Floating Rate Note
GO	—General Obligation
MTN	—Medium Term Note
REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$10.51	$10.41	$9.97	$10.14	$9.83
Income From Investment Operations:
Net investment income	0.24	0.28	0.41	0.36	0.47
Net realized and unrealized gain on investments and futures contracts	0.23	0.12	0.64	0.14	0.29
TOTAL FROM INVESTMENT OPERATIONS	0.47	0.40	1.05	0.50	0.76
Less Distributions:
Distributions from net investment income	(0.24)	(0.27)	(0.42)	(0.38)	(0.45)
Distributions from net realized gain on investments and futures contracts	(0.06)	(0.03)	(0.19)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.30)	(0.30)	(0.61)	(0.67)	(0.45)
Net Asset Value, End of Period	$10.68	$10.51	$10.41	$9.97	$10.14
Total Return[2]	4.49%	3.90%	10.90%	5.28%	7.85%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.27%	2.58%	3.84%	3.62%	4.66%
Expense waiver/reimbursement[3]	0.62%	1.53%	5.08%	3.18%	2.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,256	$32,703	$6,621	$8,502	$50
Portfolio turnover	69%	103%	66%	205%	50%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2012	2011	2010[1]	2009	2008
Net Asset Value, Beginning of Period	$10.51	$10.41	$9.97	$10.14	$9.83
Income From Investment Operations:
Net investment income	0.22	0.25	0.38	0.36	0.43
Net realized and unrealized gain on investments and futures contracts	0.22	0.13	0.65	0.12	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.44	0.38	1.03	0.48	0.74
Less Distributions:
Distributions from net investment income	(0.21)	(0.25)	(0.40)	(0.36)	(0.43)
Distributions from net realized gain on investments and futures contracts	(0.06)	(0.03)	(0.19)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.27)	(0.28)	(0.59)	(0.65)	(0.43)
Net Asset Value, End of Period	$10.68	$10.51	$10.41	$9.97	$10.14
Total Return[2]	4.23%	3.64%	10.63%	5.03%	7.58%
Ratios to Average Net Assets:
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.05%	2.35%	3.72%	3.82%	4.24%
Expense waiver/reimbursement[3]	0.33%	1.68%	5.40%	4.08%	2.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$254,803	$4,934	$1,613	$1,522	$9,116
Portfolio turnover	69%	103%	66%	205%	50%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2012
Assets:
Total investment in securities, at value including $63,278,451 of investment in affiliated holdings (Note 5) (identified cost $343,472,541)		$349,387,349
Income receivable		1,728,037
Receivable for shares sold		335,215
TOTAL ASSETS		351,450,601
Liabilities:
Payable for shares redeemed	$1,010,100
Payable for daily variation margin	195,008
Income distribution payable	26,389
Payable for auditing fees	25,000
Payable for Directors'/Trustees' fees	759
Payable for shareholder services fee (Note 5)	45,803
Payable for share registration costs	40,404
Accrued expenses	47,694
TOTAL LIABILITIES		1,391,157
Net assets for 32,788,125 shares outstanding		$350,059,444
Net Assets Consist of:
Paid-in capital		$347,098,488
Net unrealized appreciation of investments and futures contracts		5,265,362
Accumulated net realized loss on investments and futures contracts		(2,291,495)
Distributions in excess of net investment income		(12,911)
TOTAL NET ASSETS		$350,059,444
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$95,256,126 ÷ 8,922,026 shares outstanding, no par value, unlimited shares authorized		$10.68
Service Shares:
$254,803,318 ÷ 23,866,099 shares outstanding, no par value, unlimited shares authorized		$10.68
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended August 31, 2012
Investment Income:
Dividends received from affiliated holdings (Note 5)			$767,218
Interest			3,258,186
TOTAL INCOME			4,025,404
Expenses:
Investment adviser fee (Note 5)		$620,805
Administrative fee (Note 5)		190,000
Custodian fees		12,308
Transfer and dividend disbursing agent fees and expenses		90,856
Directors'/Trustees' fees		3,377
Auditing fees		29,000
Legal fees		6,657
Portfolio accounting fees		94,608
Shareholder services fee (Note 5)		238,982
Account administration fee (Note 2)		8,747
Share registration costs		77,133
Printing and postage		18,176
Insurance premiums		3,909
Miscellaneous		1,119
TOTAL EXPENSES		1,395,677
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(620,805)
Waiver of administrative fee	(33,448)
Reimbursement of other operating expenses	(20,486)
TOTAL WAIVERS AND REIMBURSEMENTS		(674,739)
Net expenses			720,938
Net investment income			3,304,466
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized loss of $17,713 on sales of investments in an affiliated holding) (Note 5)			2,363,664
Net realized loss on futures contracts			(4,278,859)
Net change in unrealized appreciation of investments			5,003,083
Net change in unrealized depreciation of futures contracts			(646,803)
Net realized and unrealized gain on investments and futures contracts			2,441,085
Change in net assets resulting from operations			$5,745,551
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended August 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,304,466	$725,739
Net realized loss on investments and futures contracts	(1,915,195)	(31,397)
Net change in unrealized appreciation/depreciation of investments and futures contracts	4,356,280	241,226
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,745,551	935,568
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,267,244)	(669,549)
Service Shares	(2,050,393)	(52,069)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(199,824)	(64,358)
Service Shares	(18,967)	(4,339)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,536,428)	(790,315)
Share Transactions:
Proceeds from sale of shares	401,965,789	45,406,251
Net asset value of shares issued to shareholders in payment of distributions declared	3,147,298	602,996
Cost of shares redeemed	(94,899,160)	(16,751,686)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	310,213,927	29,257,561
Change in net assets	312,423,050	29,402,814
Net Assets:
Beginning of period	37,636,394	8,233,580
End of period (including undistributed (distributions in excess of) net investment income of $(12,911) and $260, respectively)	$350,059,444	$37,636,394
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2012
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended August 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$8,747
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $16,684,075 and $18,865,543, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$649,446*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(4,278,859)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(646,803)
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended August 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,583,490	$80,053,065	3,918,036	$40,999,399
Shares issued to shareholders in payment of distributions declared	104,912	1,108,877	55,901	580,318
Shares redeemed	(1,878,145)	(19,836,563)	(1,498,364)	(15,616,289)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,810,257	$61,325,379	2,475,573	$25,963,428
Year Ended August 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	30,295,451	$321,912,724	421,323	$4,406,852
Shares issued to shareholders in payment of distributions declared	192,543	2,038,421	2,182	22,678
Shares redeemed	(7,091,365)	(75,062,597)	(108,981)	(1,135,397)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	23,396,629	$248,888,548	314,524	$3,294,133
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	29,206,886	$310,213,927	2,790,097	$29,257,561
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income[1]	$3,421,341	$790,315
Long-term capital gains	$115,087	$—
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:
Distributions in excess of ordinary income	$(12,911)
Net unrealized appreciation	$5,912,850
Capital loss deferrals	$(2,938,983)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At August 31, 2012, the cost of investments for federal tax purposes was $343,474,499. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $5,912,850. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,007,718 and net unrealized depreciation from investments for those securities having an excess of cost over value of $94,868.
Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2012, for federal income tax purposes, post October losses of $2,710,368 were deferred to September 1, 2012.
As of August 31, 2012, for federal income tax purposes, the Fund had $228,615 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended August 31, 2012, the Adviser voluntarily waived $608,644 of its fee and voluntarily reimbursed $20,486 of other operating expenses.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, FAS waived $33,448 of its fee. The net fee paid to FAS was 0.101% of average daily net assets of the Fund.
On August 15, 2012, the Trustees approved the elimination of the minimum administrative personnel and services fees indicated above effective September 1, 2012.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2012, the Fund's Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended August 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$238,982
For the year ended August 31, 2012, FSSC did not receive any fees paid by the Fund.
Annual Shareholder Report

Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended August 31, 2012, the Adviser reimbursed $12,161. Transactions involving the affiliated holdings during the year ended August 31, 2012, were as follows:
	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 8/31/2011	250,893	2,716,855	2,967,748
Purchases/Additions	6,148,657	407,309,896	413,458,553
Sales/Reductions	917,692	402,992,167	403,909,859
Balance of Shares Held 8/31/2012	5,481,858	7,034,584	12,516,442
Value	$56,243,867	$7,034,584	$63,278,451
Dividend Income	$745,324	$21,894	$767,218
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2012, were as follows:
Purchases	$231,470,186
Sales	$70,527,962
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2012, there were no outstanding loans. During the year ended August 31, 2012, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended August 31, 2012, the amount of long-term capital gains designated by the Fund was $115,087.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the federated institutional TRUST AND THE SHAREHOLDERS OF FEDERATED Intermediate Government/corporate FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Intermediate Government/Corporate Fund (the “Fund”), a portfolio of Federated Institutional Trust, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 1, 2009, were audited by other independent registered public accountants whose report thereon dated October 20, 2009, expressed an unqualified opinion on those statements.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Intermediate Government/Corporate Fund as of August 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 23, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2012	Ending Account Value 8/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,016.60	$1.52
Service Shares	$1,000	$1,015.40	$2.79
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.63	$1.53
Service Shares	$1,000	$1,022.37	$2.80
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.30%
Service Shares	0.55%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Christopher Smith Birth Date: August 25, 1954 Vice President Officer since: June 2012 Portfolio Manager since: September 2005	Principal Occupations: Christopher Smith has been the Fund's Portfolio Manager since September 2005. He is Vice President of the Trust with respect to the Fund. Mr. Smith joined Federated in 1995 and has been a Senior Portfolio Manager since 2006 and Senior Vice President of the Fund's Adviser since 2011. He was a Vice President of the Fund's Adviser from 1997 to 2011. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith has received the Chartered Financial Analyst designation. He received his M.A. in Economics and Finance from the University of Kentucky.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
Annual Shareholder Report

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
Annual Shareholder Report

lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B607
CUSIP 31420B508
35671 (10/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $78,750

Fiscal year ended 2011 - $76,200

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $49

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,578 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $337,033

Fiscal year ended 2011 - $367,120

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 23, 2012